Property, Plant And Equipment (Depreciation, Depletion And Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 39,627		$ 41,274		$ 36,325
Mining And Other Equipment And Related Facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	31,510		32,685		26,467
Coal Properties [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	5,387	[1]	5,784	[1]	5,140	[1]
Oil And Natural Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	47
Mine Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	2,520		2,180		3,322
Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	80		80		65
Asset Retirement Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 83		$ 545		$ 1,331

[1]	Depletion expense for the Partnership’s Utica Shale oil and natural gas properties are reclassified to Income from discontinued operations line in the consolidated statements of operations and comprehensive income due to the sale of the Partnership’s Utica shale assets as described in Note 3.